Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Fiscal Year	SCT Total for PEO (1) ($)	Compensation Actually Paid to PEO (1) (4) ($)	Average SCT Total for non-PEO NEOs (2) ($)	Average Compensation Actually Paid to non-PEO NEOs (2) (4) ($)	Value of Initial Fixed $100 Investment Based on		Net Income (in millions) ($)	Revenue (in millions) ($)
					TSR ($)	Performance Peer Group TSR (3) ($)
2025	$5,415,821	$3,821,212	$2,140,043	$1,875,727	$77	$71	$35	$1,329
2024	$4,205,824	$5,731,169	$1,542,541	$2,087,310	$159	$107	$50	$1,405
2023	$4,571,826	$9,383,427	$1,366,246	$2,771,680	$185	$128	$61	$1,532
2022	$5,564,913	$2,066,802	$1,982,332	$754,954	$146	$115	$75	$1,711
2021	$6,329,950	$11,686,235	$3,629,803	$6,925,993	$197	$144	$75	$1,580

Company Selected Measure Name	Revenue (and implied revenue growth)
Named Executive Officers, Footnote	2025, 2024, 2023 and 2022: Messrs. Kelly, Hackman and Thomas.	2025, 2024, 2023 and 2022: Messrs. Kelly, Hackman and Thomas.	2025, 2024, 2023 and 2022: Messrs. Kelly, Hackman and Thomas.	2025, 2024, 2023 and 2022: Messrs. Kelly, Hackman and Thomas.	2021: Messrs. Liberatore, Kelly and Thomas.
Adjustment To PEO Compensation, Footnote	For the unvested stock awards included in CAP for both the PEO and non-PEO NEOs, we used the closing stock price on the last trading day of each fiscal year, less the closing stock price on the last trading day in the immediately preceding fiscal year to obtain the incremental value of the unvested stock awards. The closing stock price of $30.92 and $56.70 was used for December 31, 2025 and December 31, 2024, respectively. For the vested awards included in CAP for both the PEO and non-PEO NEOs, we used the closing stock price on the vesting date, less the closing stock price on the last trading day of the fiscal year.
The following tables reconciles the amount disclosed in our SCT to the amount disclosed for CAP for the PEO and non-PEO NEOs:
PEO Reconciliation:

Year	SCT Total	Deductions from SCT table (1)	Additions to SCT Table (2)	CAP
2025	$5,415,821	$(3,461,758)	$1,867,149	$3,821,212
2024	$4,205,824	$(2,937,074)	$4,462,419	$5,731,169
2023	$4,571,826	$(3,259,326)	$8,070,927	$9,383,427
2022	$5,564,913	$(2,992,559)	$(505,552)	$2,066,802
2021	$6,329,950	$(3,529,950)	$8,886,235	$11,686,235
The following table provides the equity values included in the PEO and non-PEO NEO reconciliation tables above:
PEO Equity Component of CAP:

Year	Fair Value of Current Year Equity Awards at End of Year	Change in Fair Value of Prior Years' Awards That Remain Unvested at End of Year	Change in Fair Value of Prior Years' Awards That Vested During Year	Equity Value included in CAP
2025	$3,217,504	$(2,891,330)	$1,540,975	$1,867,149
2024	$2,699,997	$(1,159,674)	$2,922,096	$4,462,419
2023	$3,034,998	$1,312,870	$3,723,059	$8,070,927
2022	$2,800,004	$(2,106,837)	$(1,198,719)	$(505,552)
2021	$3,200,009	$2,608,988	$2,903,017	$8,712,014

Adjustment to Non-PEO NEO Compensation Footnote
Average non-PEO NEOs Reconciliation:

Year	SCT Total	Deductions from SCT table (1)	Additions to SCT Table (2)	CAP
2025	$2,140,043	$(1,175,235)	$910,919	$1,875,727
2024	$1,542,541	$(944,674)	$1,489,443	$2,087,310
2023	$1,366,246	$(758,779)	$2,164,213	$2,771,680
2022	$1,982,332	$(756,924)	$(470,454)	$754,954
2021	$3,629,803	$(2,161,178)	$5,457,368	$6,925,993
(1) Represents the grant date fair value of equity-based awards granted each year, and the value of dividends on unvested equity-based awards.
(2) Reflects the impact of fluctuations in Kforce’s stock price on vested and unvested equity awards pursuant to the SEC’s methodology for determining CAP for each year shown.
Average Non-PEO NEO’s Equity Component of CAP:

Year	Fair Value of Current Year Equity Awards at End of Year	Change in Fair Value of Prior Years' Awards That Remain Unvested at End of Year	Change in Fair Value of Prior Years' Awards That Vested During Year	Equity Value included in CAP
2025	$1,113,759	$(650,515)	$447,675	$910,919
2024	$888,659	$(238,580)	$839,364	$1,489,443
2023	$700,845	$293,613	$1,169,755	$2,164,213
2022	$688,117	$(630,923)	$(527,556)	$(470,362)
2021	$2,064,996	$2,002,501	$1,389,871	$5,457,368

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The amounts reflect the TSR for our Performance Peer Group for all years presented.
Tabular List, Table

Most Important Performance Measures

Revenue (and implied revenue growth)	Adjusted Diluted EPS (and implied EPS growth)	Three-Year Relative TSR

PEO Name	Mr. Liberatore,				Mr. Dunkel
Revenue Metric, Closing Stock Price, Per Share	$ 30.92	$ 56.70
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (and implied revenue growth)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS (and implied EPS growth)
Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Relative TSR
Mr. Liberatore [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,415,821	$ 4,205,824	$ 4,571,826	$ 5,564,913
PEO Actually Paid Compensation Amount	3,821,212	5,731,169	9,383,427	2,066,802
Non-PEO NEO Average Total Compensation Amount	2,140,043	1,542,541	1,366,246	1,982,332
Non-PEO NEO Average Compensation Actually Paid Amount	1,875,727	2,087,310	2,771,680	754,954
Total Shareholder Return Amount	77	159	185	146
Peer Group Total Shareholder Return Amount	71	107	128	115
Net Income (Loss)	$ 35,000,000	$ 50,000,000	$ 61,000,000	$ 75,000,000
Company Selected Measure Amount	1,329,000,000	1,405,000,000	1,532,000,000	1,711,000,000
Mr. Dunkel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,564,913	$ 6,329,950
PEO Actually Paid Compensation Amount				2,066,802	11,686,235
Non-PEO NEO Average Total Compensation Amount				1,982,332	3,629,803
Non-PEO NEO Average Compensation Actually Paid Amount				754,954	6,925,993
Total Shareholder Return Amount					197
Peer Group Total Shareholder Return Amount					144
Net Income (Loss)					$ 75,000,000
Company Selected Measure Amount					1,580,000,000
PEO [Member] | Fair Value of Current Year Equity Awards at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,217,504	$ 2,699,997	$ 3,034,998	2,800,004	$ 3,200,009
PEO [Member] | Change in Fair Value of Prior Years' Awards That Remain Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,891,330)	(1,159,674)	1,312,870	(2,106,837)	2,608,988
PEO [Member] | Change in Fair Value of Prior Years' Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,540,975	2,922,096	3,723,059	(1,198,719)	2,903,017
PEO [Member] | Equity Value included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,867,149	4,462,419	8,070,927	(505,552)	8,712,014
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,113,759	888,659	700,845	688,117	2,064,996
Non-PEO NEO [Member] | Change in Fair Value of Prior Years' Awards That Remain Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(650,515)	(238,580)	293,613	(630,923)	2,002,501
Non-PEO NEO [Member] | Change in Fair Value of Prior Years' Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	447,675	839,364	1,169,755	(527,556)	1,389,871
Non-PEO NEO [Member] | Equity Value included in CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	910,919	1,489,443	2,164,213	(470,362)	5,457,368
PEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,461,758)	(2,937,074)	(3,259,326)	(2,992,559)	(3,529,950)
PEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,867,149	4,462,419	8,070,927	(505,552)	8,886,235
Non-PEO NEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,175,235)	(944,674)	(758,779)	(756,924)	(2,161,178)
Non-PEO NEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 910,919	$ 1,489,443	$ 2,164,213	$ (470,454)	$ 5,457,368